COMPOSITION OF CERTAIN FINANCIAL STATEMENT ITEMS (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Cost	$ 195,875	$ 157,704
Accumulated Depreciation	(105,346)	(59,084)
Net Book Value	90,529	98,620
Computers and office equipment [Member]
Cost	1,405	803
Accumulated Depreciation
Net Book Value	1,405	803
Machinery and equipment [Member]
Cost	139,667	145,287
Accumulated Depreciation	(66,704)	(54,860)
Net Book Value	72,963	90,427
Vehicles [Member]
Cost	54,803	11,614
Accumulated Depreciation	(38,642)	(4,224)
Net Book Value	$ 16,161	$ 7,390